FINANCE INCOME AND FINANCE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Finance Income	606	3,491	706	4,319

Finance expense consists of the following:
Foreign exchange loss	303	658	730	713
Interest expense on borrowings	—	140	—	260
Interest expense on lease liabilities	44	45	87	95
Unwinding of deferred consideration	55	160	109	160
Other finance results	18	53	57	79
Total finance expenses	420	1,056	983	1,307
Net finance income (expenses)	186	2,435	(277)	3,012